UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.0% (1.4% of Total Investments)

$1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown	9/12 at 102.00	Ba3	$ 1,451,205
	Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations - 37.7% (25.7% of Total Investments)

230	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995, 6.150%,	7/05 at 101.00	AAA	233,807
	7/01/10 (Alternative Minimum Tax) - AMBAC Insured

1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%,	1/12 at 100.00	AAA	1,620,649
	1/01/13 (Alternative Minimum Tax) - AMBAC Insured

	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and
	Allied Health Sciences, Series 2005D:
985	5.000%, 7/01/24 - AGC Insured	7/15 at 100.00	AAA	1,030,290
760	5.000%, 7/01/35 - AGC Insured	7/15 at 100.00	AAA	784,115

1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series	No Opt. Call	A3	1,224,615
	1999P, 6.000%, 5/15/29

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/13 at 101.00	Baa1	1,050,030
	Allied Health Sciences, Series 2003C, 5.750%, 7/01/33

890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%,	3/09 at 101.00	A	966,424
	3/01/20 - ACA Insured

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%,	9/13 at 100.00	AA-	808,005
	9/01/19

500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A	536,375
	5.375%, 9/01/23

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	2,172,020
	2003N, 5.250%, 6/01/18

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College,	11/12 at 100.00	AAA	518,835
	Series 2002, 5.000%, 11/01/32 - AMBAC Insured

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,595,490
	Massachusetts - Worcester Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series	7/13 at 100.00	AA+	590,970
	2003H, 5.000%, 7/01/21

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series	7/13 at 100.00	AA+	524,110
	2003H, 5.000%, 7/01/26

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute	No Opt. Call	AAA	1,135,360
	of Technology, Series 2004M, 5.250%, 7/01/15

1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	7/05 at 100.00	Aa1	1,655,956
	Research, Series 1993, 5.125%, 7/01/26

2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998, 5.250%,	9/08 at 101.00	A	2,364,883
	9/01/28

4,000	New England Education Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A3	4,312,480
	1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)

375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	391,747
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19

725	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2005-1,	No Opt. Call	AAA	797,942
	5.000%, 5/01/15 - AMBAC Insured

1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1,	11/13 at 100.00	AAA	1,321,356
	5.250%, 11/01/18 - AMBAC Insured

1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	1,088,940
	5.250%, 11/01/24 - AMBAC Insured

	Healthcare - 15.9% (10.9% of Total Investments)

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	7/05 at 101.00	AAA	3,065,700
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	7/05 at 100.00	AAA	1,009,360
	Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	654,948
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	2,739,400
	System Inc., Series 2001C, 5.750%, 7/01/32

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	401,224
	Care, Series 2001C, 6.625%, 7/01/32

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	1,046,250
	Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	1,314,725
	Series 2001E, 6.250%, 10/01/31

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated	7/12 at 101.00	BBB	1,069,200
	Group, Series 2002B, 6.250%, 7/01/22

	Housing/Multifamily - 11.9% (8.1% of Total Investments)

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,800,725
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41

1,940	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,873,885
	Apartments, Series 1999, 7.000%, 12/01/31

1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue	3/12 at 105.00	AAA	1,663,170
	Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

65	Massachusetts Housing Finance Agency, Housing Project Revenue Refunding Bonds, Series 1993A,	4/05 at 100.00	A+	65,094
	6.300%, 10/01/13

415	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D, 5.500%,	7/10 at 101.00	AAA	440,091
	7/01/13 (Alternative Minimum Tax) - AMBAC Insured

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA-	510,555
	(Alternative Minimum Tax)

1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon	5/12 at 103.00	AAA	1,071,040
	Hill Towers, Series 2002, 5.200%, 11/20/22

	Industrials - 0.6% (0.3% of Total Investments)

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	427,924
	Inc., Series 2003, 5.450%, 6/01/14

	Long-Term Care - 2.8% (1.9% of Total Investments)

1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series 1998A,	10/08 at 105.00	AAA	1,394,727
	6.125%, 10/01/31

590	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP,	2/06 at 102.00	AAA	614,526
	Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)

	Tax Obligation/General - 29.4% (20.0% of Total Investments)

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 - AMBAC Insured	5/15 at 100.00	Aaa	548,655

1,180	Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15	8/11 at 100.00	Aa1	1,272,925

1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aa1	1,367,313

645	East Longmeadow, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/14 - AMBAC	8/11 at 101.00	Aaa	704,798
	Insured

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	1,075,570

750	Lowell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 12/15/18 - MBIA Insured	12/15 at 100.00	Aaa	821,745

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series	No Opt. Call	AAA	3,177,475
	1991A, 7.000%, 3/01/21

3,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 - MBIA	No Opt. Call	AAA	3,839,479
	Insured

1,865	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/22	1/13 at 100.00	Aa2	2,039,918
	(Pre-refunded to 1/01/13)

980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured	5/12 at 101.00	Aaa	1,066,171

1,000	Narragansett Regional School District, Massachusetts, General Obligation Bonds, Series 2000,	6/10 at 101.00	Aaa	1,166,150
	6.500%, 6/01/16 - AMBAC Insured

1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 - FGIC Insured	No Opt. Call	AAA	1,400,414

	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
530	5.250%, 1/15/15 - MBIA Insured	1/13 at 100.00	AAA	588,750
1,615	5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	1,773,238

	Tax Obligation/Limited - 12.8% (8.7% of Total Investments)

210	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC	5/14 at 100.00	AAA	221,768
	Insured

385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C,	No Opt. Call	AAA	436,101
	5.250%, 7/01/21

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%,	No Opt. Call	AAA	1,142,070
	5/01/23 - XLCA Insured

550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 -	5/14 at 100.00	AAA	590,332
	MBIA Insured

1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 - FGIC	1/14 at 100.00	AAA	1,621,575
	Insured

3,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	3,268,770
	Series 2003A, 5.000%, 12/15/13 - FSA Insured

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,758,930
	7/01/19 - MBIA Insured

	Transportation - 8.8% (6.0% of Total Investments)

2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	2,073,720

4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	4,142,440
	1996A, 5.750%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 12.6% (8.6% of Total Investments)

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000A, 6.000%, 2/01/14	2/10 at 101.00	AAA	1,136,690
	(Pre-refunded to 2/01/10)

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	Aa2***	1,373,888
	(Pre-refunded to 8/01/14)

2,455	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden	8/10 at 100.00	AAA	2,613,470
	Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded to 8/01/10)

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity	7/06 at 100.00	Aaa	2,045,220
	National Health System - Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)

410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/21 at 100.00	AAA	451,808
	1998A, 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured

905	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	7/05 at 100.00	AAA	1,296,738

	Utilities - 3.0% (2.0% of Total Investments)

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series	1/12 at 101.00	AAA	1,104,940
	2001A, 5.625%, 1/01/16 - MBIA Insured

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,024,790
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

	Water and Sewer - 9.4% (6.4% of Total Investments)

2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A,	11/14 at 100.00	AA	2,117,040
	5.000%, 11/01/25

1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,371,350
	5.250%, 8/01/20

1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%,	8/13 at 100.00	AAA	1,590,150
	8/01/22

1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10, 5.000%,	8/14 at 100.00	AAA	1,582,395
	8/01/26

$96,225	Total Long-Term Investments (cost $99,207,197) - 146.9%			104,144,934

	Other Assets Less Liabilities - 1.1%			732,994

	Preferred Shares, at Liquidation Value - (48.0)%			(34,000,000)

	Net Assets Applicable to Common Shares - 100%			$70,877,928

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At February 28, 2005, the cost of investments was $99,100,987.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$5,215,909
	Depreciation	(171,962)

	Net unrealized appreciation of investments	$5,043,947

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.